Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of exceptional items [line items]
Funding provided during the period	$ (242)
Samarco Germano Dam Decommissioning one [Member]
Disclosure of exceptional items [line items]
Change in estimate	37
Exchange translation	(83)
Utilisation	(4)
Samarco dam failure one [Member]
Disclosure of exceptional items [line items]
Change in estimate	916
Exchange translation	(457)
Funding provided during the period	(95)
Utilisation	$ (365)